Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Revenues
Revenues consist of the following:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Targeted Marketing	696,190	213,662	—	—

SAAS Businesses
Developer Services	93,553	173,457	252,859	39,679
Vertical Applications	116,715	84,495	104,463	16,393

Total SAAS Businesses	210,268	257,952	357,322	56,072

Total revenues	906,458	471,614	357,322	56,072